Summary of Significant Accounting Policies - Depreciation Periods (Table) (Details)	12 Months Ended
Dec. 31, 2020
Dry bulk vessels
Property Plant And Equipment [Line Items]
Useful life assets	25 years
Port terminals | Minimum
Property Plant And Equipment [Line Items]
Useful life assets	5 years
Port terminals | Maximum
Property Plant And Equipment [Line Items]
Useful life assets	49 years
Tanker vessels, barges and pushboats | Minimum
Property Plant And Equipment [Line Items]
Useful life assets	15 years
Tanker vessels, barges and pushboats | Maximum
Property Plant And Equipment [Line Items]
Useful life assets	45 years
Furniture, fixtures and equipment | Minimum
Property Plant And Equipment [Line Items]
Useful life assets	3 years
Furniture, fixtures and equipment | Maximum
Property Plant And Equipment [Line Items]
Useful life assets	10 years
Computer equipment and software
Property Plant And Equipment [Line Items]
Useful life assets	5 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Useful life assets	shorter of lease term or 6 years